MARKET NEUTRAL VALUE FUND
RISK/RETURN
Investment Objective
The fund seeks long-term capital growth, independent of equity market conditions.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of  $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MARKET NEUTRAL VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	none	none	none	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MARKET NEUTRAL VALUE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee		1.90%	1.70%	1.90%	1.90%	1.90%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Dividends on Short Sales		2.28%	2.28%	2.28%	2.28%	2.28%
Interest Expense for Borrowings on Short Sales		0.25%	0.25%	0.25%	0.25%	0.25%
Other		0.01%	0.01%	0.01%	0.01%	0.01%
Other Expenses	[1]	2.54%	2.54%	2.54%	2.54%	2.54%
Total Annual Fund Operating Expenses		4.44%	4.24%	4.69%	5.44%	4.94%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MARKET NEUTRAL VALUE FUND (USD $)	1 year	3 years
INVESTOR CLASS	447	1,346
INSTITUTIONAL CLASS	427	1,289
A CLASS	1,019	1,910
C CLASS	545	1,625
R CLASS	496	1,486

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies
The portfolio managers use a value investment strategy to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. To close out the short sale, the fund buys the same stock in the market and returns it to the lender. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.

In selecting stocks for the fund’s long portfolio, the portfolio managers look for companies of all sizes whose stock prices may not reflect the companies’ values. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use the same fundamental investment strategy to identify stocks that they believe are overvalued, which will make up the fund’s short positions. In addition, the fund may take long or short positions in exchange traded funds to gain exposure to market or sector indices or commodity-related investments the portfolio managers have identified as undervalued (for the long portfolio) or overvalued (for the short portfolio). The portfolio managers may also engage in capital structure arbitrage investment strategies.

The portfolio managers may sell stocks from the fund’s long portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. Similarly, the portfolio managers may close out a short sale when they feel that a stock has moved closer to its fair value, and the company is no longer sufficiently overvalued to create an attractive short position.

Under normal market conditions, the fund intends to keep its assets invested primarily in U.S. equity securities. However, the fund may invest a portion of its assets in foreign securities.

Principal Risks
•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Style Risk — If the market does not consider the individual stocks purchased for the fund’s long portfolio to be undervalued and the stocks comprising the fund’s short portfolio to be overvalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Failure to Maintain Market Neutrality — Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•
Short Sales Risk — If the price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Foreign Securities — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities.
•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 28, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
MARKET NEUTRAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth, independent of equity market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of  $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The portfolio managers use a value investment strategy to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. To close out the short sale, the fund buys the same stock in the market and returns it to the lender. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.

In selecting stocks for the fund’s long portfolio, the portfolio managers look for companies of all sizes whose stock prices may not reflect the companies’ values. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use the same fundamental investment strategy to identify stocks that they believe are overvalued, which will make up the fund’s short positions. In addition, the fund may take long or short positions in exchange traded funds to gain exposure to market or sector indices or commodity-related investments the portfolio managers have identified as undervalued (for the long portfolio) or overvalued (for the short portfolio). The portfolio managers may also engage in capital structure arbitrage investment strategies.

The portfolio managers may sell stocks from the fund’s long portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. Similarly, the portfolio managers may close out a short sale when they feel that a stock has moved closer to its fair value, and the company is no longer sufficiently overvalued to create an attractive short position.

Under normal market conditions, the fund intends to keep its assets invested primarily in U.S. equity securities. However, the fund may invest a portion of its assets in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Style Risk — If the market does not consider the individual stocks purchased for the fund’s long portfolio to be undervalued and the stocks comprising the fund’s short portfolio to be overvalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Failure to Maintain Market Neutrality — Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•
Short Sales Risk — If the price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Foreign Securities — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities.
•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
MARKET NEUTRAL VALUE FUND | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Sales	rr_Component1OtherExpensesOverAssets	2.28%
Interest Expense for Borrowings on Short Sales	rr_Component2OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	2.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	447
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,346
MARKET NEUTRAL VALUE FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Sales	rr_Component1OtherExpensesOverAssets	2.28%
Interest Expense for Borrowings on Short Sales	rr_Component2OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	2.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	427
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,289
MARKET NEUTRAL VALUE FUND | A CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Sales	rr_Component1OtherExpensesOverAssets	2.28%
Interest Expense for Borrowings on Short Sales	rr_Component2OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	2.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,019
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,910
MARKET NEUTRAL VALUE FUND | C CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Sales	rr_Component1OtherExpensesOverAssets	2.28%
Interest Expense for Borrowings on Short Sales	rr_Component2OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	2.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	545
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,625
MARKET NEUTRAL VALUE FUND | R CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Dividends on Short Sales	rr_Component1OtherExpensesOverAssets	2.28%
Interest Expense for Borrowings on Short Sales	rr_Component2OtherExpensesOverAssets	0.25%
Other	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	2.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	496
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,486

[1]	Other Expenses are based on estimated amounts for the current fiscal year.